Earnings per share - Summary (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the parent	£ 5,023	£ 6,205	£ 1,526
Basic weighted average number of shares in issue (in shares)	16,333	16,985	17,300
Number of potential ordinary shares (in shares)	534	435	368
Diluted weighted average number of shares (in shares)	16,867	17,420	17,668
Basic earnings per ordinary share (in GBP per share)	£ 0.308	£ 0.365	£ 0.088
Diluted earnings per ordinary share (in GBP per share)	£ 0.298	£ 0.356	£ 0.086